Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Due to Officers

	December 31,	December 31,
	2022	2021
Ralph Hofmeier:
Unsecured advances due to officer	$56,400	$—
Accrued salaries	86,265	17,485
Total due to Ralph Hofmeier	142,665	17,485

Irma Velazquez:
Unsecured advances due to officer	10,393	—
Accrued salaries	69,434	—
Total due to Irma Velazquez	79,827	—
Total amounts due to officers	$222,492	$17,485